Commitments and Contingencies - Vessel’s Equipment Commitments (Table) (Details) - Construction of exhaust gas cleaning system $ in Thousands	Jun. 30, 2019 USD ($)
Property Plant And Equipment [Line Items]
2020	$ 14,855
2021	4,830
Total	$ 19,685